Note 5 - Capital Lease Obligations	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
5—CAPITAL
LEASE OBLIGATIONS

The Company leases certain of its equipment under capital leases. At
June 30, 2017,
this equipment consists mainly of medical devices for an amount of
€91
thousand and vehicles and other IT equipment for an amount of
€452
thousand.